Additional Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Additional Cash Flow Disclosures [Abstract]
Net change in non-cash working capital
Net Change In Non-Cash Working Capital

	2022	2021	2020
Change in:
Other receivables	$345	$(776)	$1,979
Prepaid expenses and deposits	(1,247)	(349)	286
Accounts payable and accrued liabilities	1,662	183	(1,368)
Other liabilities	(352)	228	(723)
Non-cash impact of foreign exchange	(17)	(194)	36
Change in non-cash working capital related to operating activities	$391	$(908)	$210

Other cash flow disclosures	Other Cash Flow Disclosures

	2022	2021	2020
Cash interest received	$452	$190	$190
Cash taxes paid	$46	$35	$12